SUBSEQUENT EVENTS (Details Narrative)												1 Months Ended						3 Months Ended		12 Months Ended
	Sep. 07, 2022 USD ($) $ / shares shares	Aug. 05, 2022 USD ($) $ / shares shares	Aug. 04, 2022 USD ($) shares	Jul. 15, 2022 USD ($)	Jul. 11, 2022 USD ($) $ / shares shares	Jul. 05, 2022 USD ($) $ / shares shares	Jun. 13, 2022 USD ($) $ / shares shares	Jun. 10, 2022 USD ($)	May 11, 2022 USD ($) $ / shares shares	May 06, 2022 USD ($) shares	Jun. 04, 2018 USD ($)	Aug. 22, 2022 USD ($) $ / shares shares	Jul. 22, 2022 USD ($) integer	Jun. 29, 2022 USD ($)	May 26, 2022 USD ($) $ / shares shares	May 23, 2022 USD ($) $ / shares shares	Apr. 18, 2022 USD ($)	Jul. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2021 USD ($)	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Aug. 26, 2022 $ / shares	Aug. 08, 2022 shares	Jul. 18, 2022 $ / shares	Jun. 28, 2022 USD ($) integer $ / shares	Aug. 23, 2018 $ / shares
Payment upon the execution of settlement											$ 153,016
Transfer agent issued share | shares																							1,000,000
Common stock issuable | shares																		1,000,000
Description of debt with conversion and other options																	the Company recorded $55,000 as the liability for the Note with offsets of $5,500 for the OID and $5,970 of debt issue costs, both are being amortized to interest expense over the one-year term of the Note.
Net proceeds from note payable	$ 5,000			$ 315,000
Face value of note payable	30,000			200,000
Original issue discount	$ 50,000			$ 40,000
Accrued interest	10.00%			10.00%
Exercise price | $ / shares																		$ 0.0007
Description of reverse stock split	least 10:1 (10 outstanding shares of Common Stock being converted into 1 share of Common Stock in the reverse stock split), if the Trading Price (as defined below) for the Common Stock is below $0.001/share for more than 10 trading days,			seven equal monthly payments of thirty-one thousand, four hundred twenty-eight dollars and fifty-seven cents ($31,428.57), commencing on December 15, 2022 and continuing on the 15th day of each month thereafter until paid in full not later than July 15, 2023 (the "Maturity Date".
Aggregate principal amount							$ 100,000									$ 560,000	$ 560,000
Issuance of additional shares | shares							500,000
Proceeds for working capital							$ 40,000
OID payments																56,000
Principal amount																560,000
Bear interest rate							0.001%
Description of distinguishing Liabilities From Equity							2,600,000
Issued of common stock shares evaluated | shares							5,000,000
Stock trading price | $ / shares							$ 0.0215
Debt discount							$ 51,807											$ 67,078		$ 0
Conversion fee						$ 1,750										1,750
Debt issue costs																$ 35,240
Proceeds from sale of common stock																				$ 0	$ 1,000
Common stock, par value | $ / shares																		$ 0.001		$ 0.001	$ 0.001	$ 0.001				$ 0.001
Accrued interest																		$ 315,000		$ 10,529
Interest expense																		$ 478,237	$ 105,853	$ 421,178	$ 179,586
Payment amount description																		125% of principal amount plus accrued interest		125% of principal amount plus accrued interest
Common stock, shares issued | shares																		604,029,492		527,327,424	419,562,102
Broker Representative [Member]
Acquisition of common stock | shares																1,080,000
Warrant One [Member]
Warrants Term																5 years
Stock exercise price | $ / shares																$ 0.022
Expected term of warrant																5 years
Warrant discount rate																1.07%
Warrant exercise | $ / shares																$ 0.03
Expected volatility																317.00%
Subsequent Event [Member] | Tranche One [Member]
Issuance of common stock | shares	31,250,000
Combined issuance of common stock | shares	61,500,000
Number of shares issued upon execution of agreement | shares	7,812,500
Combined number of shares issued upon execution of agreement | shares	15,625,000
Subsequent Event [Member] | Tranche Two [Member]
Issuance of common stock | shares	159,880
Combined issuance of common stock | shares	46,875,000
Subsequent Event [Member] | Tranche Three [Member]
Issuance of warrant | shares	83,333,333
Combined issuance of warrant | shares	10,000,000
Excercise price per share | $ / shares	$ 15,000,000
Exercise period	5 years
Chief Financial Officers [Member]
Exercise price | $ / shares												$ 0.03
Common stock, par value | $ / shares												$ 0.001
Restricted common stock | shares												1,250,000
Vested share | $ / shares												$ 0.0028
Compensation expenses												$ 3,438
Warrants to purchase share | shares												500,000
Maturity term of warrant share												3 years
Fair value of stock warrant												$ 1,211
Warrant [Member]
Payment upon the execution of settlement								$ 12,500
Debt issue costs																$ 370,602
Proceeds from sale of common stock									$ 29,157,141
Warrants Rrecorded as debt discount																$ 274,962
Warrants Term																3 years
Warrant exercise price | $ / shares																$ 0.025
Stock exercise price | $ / shares																$ 0.022
Expected term of warrant																3 years
Expected volatility																283.00%
Warrant discount rate																1.07%
Received of proceeds from the sale of shares of stock									$ 549,800
Common stock shares | shares	1,080,000								125,000,000
Common stock par value | $ / shares									$ 0.001
Lease deposit					$ 115,000
Bankruptcy payable								70,000
Gain on settlement								$ 57,500
Amended warrant exercise price | $ / shares																								$ 0.0168
Common stock shares non-cancellable | shares	30,000,000
Exercise price of warrant non-cancellable | $ / shares	$ 55,000
Year of term cancellable	5 years
Year of term non-cancellable	5 years
Common stock shares cancellable | shares	47,000,000
Exercise price of warrant cancellable | $ / shares	$ 0.002
Exercise price of warrant | $ / shares	0.025
Common stock convertible par value | $ / shares	0.0007
Black Schole Pricing Model Warrant [Member]
Allocation of warrant																		$ 35,619
Description of five year term warrant																		stock price $0.00165, warrant exercise price $0.0007 and $0.002, expected term of 5 years, expected volatility of 323% and discount rate of 2.88%. The debt discount for the warrants will be amortized over the one-year term of the Note.
Investor [Member]
Proceeds from sale of common stock									$ 1,904,761
Received of proceeds from the sale of shares of stock									$ 40,000
Equity Line Purchase Agreement [Member]
Common stock, par value | $ / shares	$ 76,367
Sale of common stock, amount	$ 5,000,000		$ 10,000,000							$ 10,000,000
Sale of common stock, shares | shares			400,000,000							400,000,000
Description of equity line purchase agreement	0.001									Subject to the satisfaction of all of the conditions set forth in the Agreement, the Company shall have the right, but not the obligation, to direct the Investor, by its delivery to the Investor of a Purchase Notice from time to time, to purchase a minimum of twenty thousand dollars ($20,000) and up to a maximum of; (i) two hundred fifty thousand dollars ($250,000), or (ii) one hundred and fifty percent (150%) of the average daily volume traded for the Company’s common stock during the relevant Valuation Period (subject to adjustments for stock splits, dividends, and similar occurrences), subject to the Available Amount. The Valuation Period is the ten (10) consecutive Business Days immediately preceding, but not including the date a Purchase Notice is delivered
Number of shares issued to each investor	$ 2,500,000
One time document processing fess	$ 2,500
Lowest traded price	5400.00%
Maturity date of Agreement	June 30, 2023
Convertible Notes Payable [Member] | Unsecured [Member]
Common stock, par value | $ / shares															$ 0.001
Common stock, shares issued | shares															2,600,000
Outstanding principal balance of the note payable															$ 6,000
Outstanding principal balance of the accrued interest															1,221
Difference of offset to additional paid in capital															$ 4,621
8% Convertible Promissory Note [Member] | Investor [Member]
Bear interest rate	22.00%												22.00%	22.00%
Debt issue costs	$ 5,000												$ 3,000	$ 3,000
Principal amount													53,000												$ 55,000
Net proceeds for working capital from the issuance of the convertible promissory note													$ 50,000	$ 52,000
Date of issuance													Jul. 22, 2023	Jun. 29, 2023
Conversion price percentage													65.00%	65.00%
Amount received by Lender													$ 81,538	$ 84,615
Premium liability offset to interest expense													28,538	29,615
Debt issue costs offset to promissory note, amount													$ 3,000	$ 3,000
Promissory note amortization period													1-year term	1-year term
Number of trading days | integer													10												10
Note payable to be amortized	3 years
Convertible Unsecured Promissory Note [Member]
Common stock issuable | shares												106,102,137
Debt issue costs		$ 0				$ 23,744								$ 847		$ 58,202
Common stock, par value | $ / shares		$ 0.001			$ 0.001	$ 0.001						$ 0.001				$ 0.001									$ 0.001
Promissory note		$ 315,000			$ 55,000	$ 315,000																			$ 55,000
Conversion fee		3,500
Principal amount					30,000	42,587										$ 135,670									1,811,594
Accrued interest					$ 2,200	$ 2,063										$ 18,020
Common stock conversion shares | shares					2,333,333	8,000,000										26,800,000
Principal balance of the promissory note					$ 0	$ 136,743										$ 179,330									$ 30,000
Interest expense		$ 37,405			847	$ 34,458								$ 1,199		44,033
Description of issued warrants												The Company issued the lender two warrants on November 24, 2021, one for the purchase of 10,000,000 shares at an exercise price of $0.035 per share and another for the purchase of 15,000,000 shares at an exercise price of $0.03 per share.
Secured Convertible Note [Member]
OID payments	$ 5,000															$ 56,000
Bear interest rate																12.00%
Debt issue costs	$ 5,970															$ 35,240
Amended conversion price | $ / shares	$ 0.0007
Payment amount description	the principal amount then outstanding plus accrued interest (including any default interest) multiplied by 125% “) (provided, however, that 125% shall be replaced with 200% if an Event of Default occurs due to the Company’s failure to file its Form 10-Q for the period ended July 31, 2022, on or before September 30, 2022)
Principal amount	$ 55,000				$ 55,000											$ 560,000
Original issue discount rate	10.00%															10.00%
Net proceeds from the issuance of the note	$ 43,530															$ 468,760
Common stock conversion shares | shares	314,285,714	38,210,363
Maturity date	Sep. 01, 2023															May 23, 2023
Administrative fee	$ 1,750